DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Liabilities
SCHEDULE OF VALUATION OF DERIVATIVE LIABILITIES

The significant assumptions used in the valuation of the derivative liabilities as of December 31, 2022 are as follows:

Conversion to stock	Monthly
Stock price on the valuation date	$0.008
Risk free interest rates	3.02% - 6.81%
Years to maturity	0.90 - 5.00
Expected volatility	182.3% – 318.8%

SCHEDULE OF DERIVATIVE LIABILITIES

The value of our derivative liabilities was estimated as follows as of:

	December 31, 2022	December 31, 2021

Convertible notes payable	$740,157	$1,512,336
Stock options	493,522	4,412,878

Total	$1,233,679	$5,925,214